Discontinued Operations And Deconsolidation (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Discontinued Operations And Deconsolidation [Abstract]
Schedule of Balance Sheets

The following tables presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of the periods presented:

	December 31,	September 30,	September 30,
	2024	2024	2023
Cash	$148,679	$3,305	$11,470
Customer custodial funds	811,265	31,781	672,500
Customer digital currency assets	22,930	615,362	—
Due from affiliates	50,768	35,046	2,039,274
Notes receivable, related parties, net	—	—	162,820
Other classes of current assets that are not major	55,410	35,756	26,644
Total current assets	1,089,052	721,250	2,912,708
Other classes of non-current assets that are not major	14,887	19,290	33,000
Total assets	$1,103,939	$740,540	$2,945,708

	December 31,	September 30,	September 30,
	2024	2024	2023
Accounts payable	$504,249	$448,307	$138,666
Customer custodial cash liabilities	972,941	827,589	1,443,011
Customer digital currency liabilities	10,514	23,605	—
Due to affiliates	479,608	537,053	5,552,931
Loan payable, related parties, current	682,875	720,515	—
Interest payable, related parties, current	203,755	169,052	—
Accrued expenses and other current liabilities	308,567	357,835	208,228
Total current liabilities	3,162,509	3,083,956	7,342,836
Loan payable – related parties, net of current portion	17,368	26,362	150,619
Interest payable – related parties, net of current portion	—	2,474	1,208
Total liabilities	$3,179,877	$3,112,792	$7,494,663

The following tables present the balance sheets and the results of operations of the Company classified as discontinued operations for the periods presented:

	September 30,	December 31,
	2025	2024
	(Unaudited)	(Audited)
ASSETS

CURRENT ASSETS:
Cash and cash equivalents	$-	$148,679
Customer custodial funds	-	811,265
Customer digital currency assets	-	22,930
Digital assets	-	550
Due from affiliates	-	50,768
Other current assets	-	54,860

TOTAL CURRENT ASSETS	-	1,089,052

NON-CURRENT ASSETS:
Intangible assets, net	-	14,887

TOTAL NON-CURRENT ASSETS	-	14,887

TOTAL ASSETS	$-	$1,103,939

LIABILITIES AND STOCKHOLDERS’ DEFICIT

CURRENT LIABILITIES:
Accounts payable	$-	$504,249
Customer custodial cash liabilities	-	972,941
Customer digital currency liabilities	-	10,514
Due to affiliates	-	479,608
Loans payable - related parties, current	-	682,875
Interest payable - related parties, current	-	203,755
Accrued expenses and other current liabilities	-	308,567

TOTAL CURRENT LIABILITIES	-	3,162,509

NON-CURRENT LIABILITIES:
Loan payable - related parties, net of current portion	-	17,368

TOTAL NON-CURRENT LIABILITIES	-	17,368

TOTAL LIABILITIES	-	3,179,877

Schedule of Consolidated Statements of Operations

The following table presents the results of operations of the Company classified as discontinued operations for the periods presented:

	Three months ended December 31,	For the Years Ended September 30,
	2024	2024	2023
REVENUES
Revenue - general support services - related party	$—	$4,800,000	$19,200,000
Revenue - financial services	403,558	1,113,461	2,097,642
Total revenues	403,558	5,913,461	21,297,642

COSTS OF REVENUES
Cost of revenue - general support services - related party	—	4,650,000	18,775,000
Cost of revenue - financial services	42,944	264,945	2,865,783
Total costs of revenues	42,944	4,914,945	21,640,783

GROSS PROFIT (LOSS)
Gross profit - general support services - related party	—	150,000	425,000
Gross profit (loss) - financial services	360,614	848,516	(768,141)
Total gross profit (loss)	360,614	998,516	(343,141)

OPERATING EXPENSES:
Advertising	91	44,488	15,243
Professional fees	187,006	747,252	857,364
Compensation and related benefits	159,240	825,315	702,625
Amortization of intangible assets	3,370	13,813	8,549
Bad debt expense – related parties	—	6,141,000	650,285
Other general and administrative	75,534	300,071	226,262
Impairment loss	—	—
Total operating expenses	425,241	8,071,939	2,460,328

LOSS FROM OPERATIONS	(64,627)	(7,073,423)	(2,803,469)

OTHER (EXPENSE) INCOME:
Interest expense - related parties	(82,186)	(162,621)	(1,213)
Loss on extinguishment of vendor obligations	—	—
Gain on extinguishment of vendor obligations	—	—
Gain on termination of GSS GSA – related party	—	6,082,962
Gain on extinguishment of due to affiliates	—	—
Other (expense) income	(11,162)	12,161	36,568
Total other (expense) income, net	(93,348)	5,932,502	35,355
NET LOSS	$(157,975)	$(1,140,921)	$(2,768,114)

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
REVENUES
Revenue - financial services	83,309	226,960	568,860	661,931
Total revenues	83,309	226,960	568,860	661,931

COSTS OF REVENUES
Cost of revenue - financial services	16,371	15,558	95,929	128,492
Total costs of revenues	16,371	15,558	95,929	128,492

GROSS PROFIT (LOSS)
Gross profit (loss) - financial services	66,938	211,402	472,931	533,439
Total gross profit (loss)	66,938	211,402	472,931	533,439

OPERATING EXPENSES:
Advertising	2,260	113	9,950	23,036
Professional fees	36,480	165,950	273,835	599,978
Compensation and related benefits	42,327	157,419	331,057	591,856
Amortization of intangible assets	1,030	3,445	7,727	10,360
Other general and administrative	20,343	114,559	169,187	235,241

Total operating expenses	102,440	441,486	791,756	1,460,471

LOSS FROM OPERATIONS	(35,502)	(230,084)	(318,825)	(927,032)

OTHER (EXPENSE) INCOME:
Interest expense - related parties	(23,318)	(149,523)	(189,664)	(161,029)
Gain on termination of GSS GSA – related party	-	6,082,962	-	6,082,962
Other income (expense)	(1,444)	(31,136)	47,518	(14,943)

Total other income (expense), net	(24,762)	5,902,303	(142,146)	5,906,990

LOSS BEFORE INCOME TAXES	(60,264)	5,672,219	(460,971)	4,979,958

INCOME TAXES	-	-	-	-

NET LOSS FROM DISCONTINUED OPERATIONS	$(60,264)	5,672,219	(460,971)	$4,979,958